Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

VIA EDGAR TRANSMISSION

May 5, 2021

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:     Kinetics Mutual Funds, Inc. (the “Company”)
File No.:     333-78275

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Company on behalf of its series: The Alternative Income Fund, The Internet Fund, The Global Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Multi-Disciplinary Income Fund and The Kinetics Spin-off and Corporate Restructuring Fund, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated April 30, 2021, and filed electronically as Post-Effective Amendment No. 76 to the Company’s Registration Statement on Form N 1A on April 30, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
for U.S. Bank Global Fund Services

Enclosure